ACCOUNTS RECEIVABLE (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amount billed	$ 8,709,121	$ 10,521,420	$ 17,226,713
Retainage, subsequent to completion of contracts and acceptance by the owners	1,247,243	3,289,119	2,070,188
Accounts receivable	9,956,364	13,810,539	19,296,901
Less: Allowance for doubtful accounts	(1,873,805)	(1,502,862)	(1,392,727)
Accounts receivables, net	$ 8,082,559	$ 12,307,677	$ 17,904,174